                                   SUPPLEMENT
                               DATED MAY 21, 2008
                           TO THE CURRENTLY EFFECTIVE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:

THE HARTFORD INCOME FUND

Effective June 1, 2008, Christopher J. Zeppieri will be added alongside William Davison, Jr. and Charles Moon as a portfolio manager of The Hartford Income Fund.

Accordingly, effective June 1, 2008, the following change is being made to the
Prospectus:

In the section entitled "Management of the Funds -- Portfolio Managers of the Funds -- Income Fund," the information related to William Davison, Jr. and Charles Moon remains the same, and the following information is added:

Christopher J. Zeppieri, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 1, 2008. Mr. Zeppieri joined Hartford Investment Management in 2006. Prior to joining the firm, he served as Fixed Income Strategist for Los Angeles-based Payden & Rygel. Mr. Zeppieri has been an investment professional since 1998.


THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Effective June 1, 2008, Timothy Wilhide and John Hendricks will assume portfolio management responsibilities along with Russell M. Regenauer for The Hartford U.S. Government Securities Fund (the "Fund"). Christopher Hanlon will no longer serve as a portfolio manager of the Fund.

Accordingly, effective June 1, 2008, the following change is being made to the
Prospectus:

In the section entitled "Management of the Funds, Portfolio Managers of the Funds -- U.S. Government Securities Fund," the disclosure is deleted and replaced with the following:

U.S. GOVERNMENT SECURITIES FUND The fund is managed by John Hendricks, Russell
M. Regenauer and Timothy Wilhide.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 1, 2008. Mr. Hendricks joined the Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities. Mr. Hendricks is responsible for developing and implementing duration and yield curve strategies and is a member of the Investment Strategy Committee. Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm. Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group. At State Street he was responsible for all risk trading activities related to Treasuries, agencies and mortgage-backed securities. Mr. Hendricks started his career in financial services as the senior government securities trader in the International Treasury Division of Bank of New England.

Russell M. Regenauer, Senior Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002 and as portfolio manager of the fund since June 1, 2008. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 1, 2008. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 21, 2008
                           TO THE CURRENTLY EFFECTIVE
                            CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:

THE HARTFORD INCOME FUND

Effective June 1, 2008, Christopher J. Zeppieri will be added alongside William Davison, Jr. and Charles Moon as a portfolio manager of The Hartford Income Fund.

Accordingly, effective June 1, 2008, the following change is being made to the
Prospectus:

In the section entitled "Management of the Funds -- Portfolio Managers of the Funds -- Income Fund," the information related to William Davison, Jr. and Charles Moon remains the same, and the following information is added:

Christopher J. Zeppieri, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 1, 2008. Mr. Zeppieri joined Hartford Investment Management in 2006. Prior to joining the firm, he served as Fixed Income Strategist for Los Angeles-based Payden & Rygel. Mr. Zeppieri has been an investment professional since 1998.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Effective June 1, 2008, Timothy Wilhide and John Hendricks will assume portfolio management responsibilities along with Russell M. Regenauer for The Hartford U.S. Government Securities Fund (the "Fund"). Christopher Hanlon will no longer serve as a portfolio manager of the Fund.

Accordingly, effective June 1, 2008, the following change is being made to the
Prospectus:

In the section entitled "Management of the Funds, Portfolio Managers of the Funds -- U.S. Government Securities Fund," the disclosure is deleted and replaced with the following:

U.S. GOVERNMENT SECURITIES FUND The fund is managed by John Hendricks, Russell
M. Regenauer and Timothy Wilhide.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 1, 2008. Mr. Hendricks joined the Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities. Mr. Hendricks is responsible for developing and implementing duration and yield curve strategies and is a member of the Investment Strategy Committee. Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm. Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group. At State Street he was responsible for all risk trading activities related to Treasuries, agencies and mortgage-backed securities. Mr. Hendricks started his career in financial services as the senior government securities trader in the International Treasury Division of Bank of New England.

Russell M. Regenauer, Senior Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002 and as portfolio manager of the fund since June 1, 2008. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since June 1, 2008. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 21, 2008
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                          FOR THE HARTFORD MUTUAL FUNDS
                               DATED MARCH 1, 2008

THE SAI REFERENCED ABOVE IS REVISED EFFECTIVE JUNE 1, 2008 AS FOLLOWS:

THE HARTFORD INCOME FUND

Christopher J. Zeppieri will assume portfolio management responsibilities along with William Davison, Jr. and Charles Moon for The Hartford Income Fund.

Accordingly, effective June 1, 2008, the following change is being made to the
SAI:

(a) In the section entitled "Portfolio Managers of the Funds -- Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers," the following information is added:


   PORTFOLIO               REGISTERED        ASSETS          POOLED        ASSETS          OTHER          ASSETS
    MANAGER                INVESTMENT        MANAGED        ACCOUNTS       MANAGED        ACCOUNTS        MANAGED
                            COMPANY       (IN MILLION)                  (IN MILLIONS)                  (IN MILLIONS)
                            ACCOUNTS

Christopher J. Zeppieri       0(b)             $0               0             $0              2             $66

(b) Mr. Zeppieri joined William Davison and Charles Moon as portfolio manager of The Hartford Income Fund in June 2008. Therefore the information presented in the table above is current as of March 31, 2008.

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Timothy Wilhide and John Hendricks will assume portfolio management responsibilities along with Russell M. Regenauer for The Hartford U.S. Government Securities Fund (the "Fund"). Christopher Hanlon will no longer serve as a portfolio manager of the Fund.

Accordingly, effective June 1, 2008, the following change is being made to the
SAI:

(a) In the section entitled "Portfolio Managers of the Funds -- Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers," the disclosure pertaining to Christopher Hanlon is hereby deleted and replaced with the following:

   PORTFOLIO               REGISTERED        ASSETS          POOLED        ASSETS          OTHER          ASSETS
    MANAGER                INVESTMENT        MANAGED        ACCOUNTS       MANAGED        ACCOUNTS        MANAGED
                            COMPANY       (IN MILLION)                  (IN MILLIONS)                  (IN MILLIONS)
                            ACCOUNTS

John Hendricks                1(a)            $797              0            $0              4            $1,166

Timothy Wilhide               1(a)            $797              0            $0              2            $1,716

(a) Mr. Hendricks and Mr. Wilhide joined Russell M. Regenauer as portfolio manager of The Hartford U.S. Government Securities Fund in June 2008. Therefore the information presented in the table above is current as of March 31, 2008.

THE HARTFORD INCOME FUND AND THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Under the heading "Portfolio Managers -- Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers" the disclosure retaining to Christopher Hanlon is deleted and the following information is added:

                                                                             DOLLAR RANGE OF EQUITY
PORTFOLIO MANAGER               FUND(s) SUB-ADVISED/MANAGED               SECURITIES BENEFICIALLY OWNED
-----------------               ---------------------------               -----------------------------
John Hendricks                  Inflation Plus Fund                               $10,001 - 50,000
                                U.S. Government Securities                              None
Timothy Wilhide                 Inflation Plus Fund                                     None
                                U.S. Government Securities                              None
Christopher J. Zeppieri         Income Fund                                             None













     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.